Financial instruments included in the statement of financial position and impact on income - Exchange rate sensitivity (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Change in net income due to 10% increase in exchange rate	€ 5	€ 41
Change in net income due to a 10% decrease in exchange rate	(5)	(41)
Change in equity due to a 10% increase in exchange rate	124	141
Change in equity due to a decrease of 10% in exchange rate	(124)	(141)
USD / Euro exchange rate
Disclosure of detailed information about financial instruments [line items]
Change in net income due to 10% increase in exchange rate	5	41
Change in net income due to a 10% decrease in exchange rate	(5)	(41)
Change in equity due to a 10% increase in exchange rate	124	141
Change in equity due to a decrease of 10% in exchange rate	€ (124)	€ (141)